As filed with Securities and Exchange Commission on October 2, 2017.

File Nos. 333-178841

811-08810

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 19	[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 19	[X]

(Check Appropriate Box or Boxes)

FS VARIABLE SEPARATE ACCOUNT

(Exact Name of Registrant)

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

(Name of Depositor)

175 Water Street

New York, New York 10038

(Address of Depositor’s Principal Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (800) 996-9786

Manda Ghaferi, Esq.

The United States Life Insurance Company in the City of New York

21650 Oxnard Street, Suite 750

Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor and Registrant)

It is proposed that this filing will become effective:

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on October 4, 2017 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 17 was filed pursuant to Rule 485 (a) (1) under the Securities Act of 1933 and Amendment No.17 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on July 18, 2017 and pursuant to Rule 485 (a) (1) would have become effective September 26, 2017. Post-Effective Amendment No. 18 and Amendment No. 18 were filed pursuant to Rule (b) (1) (iii) for the sole purpose of designating October 3, 2017 as the new date upon which the Amendments would have become effective. Post-Effective Amendment No. 19 and Amendment No. 19 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule (b)(1)(iii) for the sole purpose of designating October 4, 2017 as the new date upon which the Amendments shall become effective.

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 17 to Form N-4 on July 28, 2017 and are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Houston, and State of Texas, on this 29th day of September 2017.

FS VARIABLE SEPARATE ACCOUNT

(Registrant)

By: THE UNITED STATES LIFE INSURANCE COMPANY

            IN THE CITY OF NEW YORK

       (On behalf of the Registrant and itself)

By: /s/ CRAIG A. ANDERSON

------------------------------------

       CRAIG A. ANDERSON

       SENIOR VICE PRESIDENT AND LIFE CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman of the Board, Chief Executive Officer, and President	September 29, 2017

KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer

ROBERT M. BEUERLEIN	Director

*WILLIAM J. CARR WILLIAM J. CARR	Director	September 29, 2017

*THOMAS J. DIEMER THOMAS J. DEIMER	Director, Executive Vice President and Chief Financial Officer	September 29, 2017

GAURAV D. GARG	Director

*DEBORAH A. GERO DEBORAH A. GERO	Director, Senior Vice President and Chief Investment Officer	September 29, 2017

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	September 29, 2017

GLEN D. KELLER	Director

*JANA W. GREER JANA W. GREER	President, Individual Retirement	September 29, 2017

* DON W. CUMMINGS DON W. CUMMINGS	Senior Vice President and Controller	September 29, 2017

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	September 29, 2017

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	September 29, 2017